Fair Value Measurements - Fair Value Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Recapitalization Investment Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 198,524	$ 206,507
Recapitalization investment portfolio consideration change in value	(6,846)	7,849
Cash distributions paid	0	(15,832)
Ending balance	$ 191,678	$ 198,524